CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total
Beginning Balance at Jun. 30, 2016	$ 18,462	$ 1,315,546	$ (1,327,590)	$ (5,859)	$ 559
Beginning Balance (in shares) at Jun. 30, 2016	18,462,680
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 408	1,687,332			1,687,740
Issuance of common stock (in shares)	407,666
Net loss			(1,193,216)		(1,193,216)
Foreign currency translation gain				63,551	63,551
Ending Balance at Jun. 30, 2017	$ 18,870	3,002,878	(2,520,806)	57,692	$ 558,634
Ending Balance (in shares) at Jun. 30, 2017	18,870,346				18,870,346
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 301	2,118,224			$ 2,118,525
Issuance of common stock (in shares)	300,500
Net loss			(1,604,141)		(1,604,141)
Foreign currency translation gain				113,103	113,103
Ending Balance at Jun. 30, 2018	$ 19,171	$ 5,121,102	$ (4,124,947)	$ 170,795	$ 1,186,121
Ending Balance (in shares) at Jun. 30, 2018	19,170,846				19,170,846